UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-22684

Daxor Corporation

(Exact name of registrant as specified in charter)

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Address of principal offices)(Zip code)

David Frankel, Daxor Corporation

350 Fifth Avenue, Suite 7120

New York, New York 10118

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 212-330-8500

Date of Fiscal Year End: December 31, 2014

Date of Reporting Period: March 31, 2014

Item 1. Schedule of Investments

Daxor Corporation

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 160.97%
Banking -0.95%

Diversified Banks – 0.56%
Bank of America Corp.	8,195	$140,954

Regional Banks - 0.39%
First Niagara Financial Group, Inc.	5,000	$47,250
Popular, Inc. (a)	1,700	52,683
		$99,933

Total Banking		$240,887

Communication Services-0.29%
Frontier Communications Corp.	12,500	$71,312
Novatel Wireless Inc. (a)	2,000	3,520
		$74,832

Investment Services-1.35%
United States Natural Gas Fund, LLP (a)	14,062	$343,394

Oil & Gas Operations-0.53%
Exco Resources, Inc.	13,900	$77,840
Williams Companies, Inc.	1,200	48,696
WPX Energy Inc. (a)	400	7,212
		$133,748

Other Common Stock-0.12%		$30,024

Daxor Corporation

Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS - 160.97%
Utilities-157.34%
Electric Utilities-153.76%
Ameren Corp.	4,000	$164,800
American Electric Power Co. Inc.	22,600	1,144,916
Avista Corp.	14,396	441,237
Calpine Corp. (a)	1,328	27,768
Centerpoint Energy, Inc.	5,000	118,450
CMS	41,500	1,215,120
DTE Energy Co.	47,000	3,491,630
Duke Energy Corp.	18,117	1,290,293
Edison International	7,000	396,270
Entergy Corp.	93,145	6,226,743
Exelon Corp.	105,400	3,537,224
Firstenergy Corp.	98,286	3,344,673
Great Plains Energy Inc.	21,000	567,840
Hawaiian Electric Industries, Inc.	58,200	1,479,444
National Grid PLC Shares	41,751	2,869,964
National Grid PLC ADR	30,392	416,009
NISOURCE Inc.	44,000	1,563,320
Northeast Utilities	41,320	1,880,060
NRG Energy, Inc.	1,100	34,980
Pepco Holdings Inc.	2,201	45,076
PG & E Corp.	7,000	302,400
Pinnacle West Capital Corp.	31,002	1,694,569
PNM Resources, Inc.	78,750	2,128,613
Teco Energy, Inc.	2,000	34,300
UIL Holdings Corp.	22,332	822,041
UNITIL Corp.	52,900	1,737,236
Westar Energy, Inc.	42,941	1,509,806
XCEL Energy, Inc.	19,050	578,358
		$39,063,140
Natural Gas Utilities-3.58%
Integrys Energy Group Inc.	4,500	$268,425
Southwest Gas Corp.	1,000	53,450
Spectra Energy Corp.	15,925	588,270
		$910,145

Total Utilities		$39,973,285

Waste Management-0.39%
Veolia Environnment SA ADR (a)	5,000	$99,400

Total Common Stock (Cost $16,514,019)-160.97%		$40,895,570

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
Preferred Stocks-6.76%
Diversified Banks-5.25%
Bank of America Corp., 6.204% Series D	1,000	$24,630
Bank of America Corp., 7.250% Series L	700	800,947
Barclays Bank PLC ADR, 8.125% Series 5 Callable	2,500	65,025
Citigroup, 6.35% Callable Due 03/15/67	1,200	30,192
Deutsche Bank Contingent Capital Trust III Preferred, Div 7.60%	10,000	271,300
Goldman Sachs Group, 6.20% Series B Callable	1,000	24,590
Wells Fargo Company, 8.00 % Series J Non-Cumulative	4,000	116,560
		$1,333,244

Electric Utilities-1.41%
Duquesne Light Co. Preferred, 3.75% Callable	400	$16,400
Pacific Gas & Electric, 5% Series D	1,000	23,750
Pacific Gas & Electric, 5% Series E	1,100	25,740
Pacific Gas & Electric, 6% Series A	4,200	117,390
Southern California Edison, 4.32% Callable	5,500	119,075
Southern California Edison, 4.78% Callable	2,500	57,000
		$359,355

Insurance-0.10%
MetLife Inc., Series B	1,000	$25,150

Total Preferred Stock (Cost $1,106,326)-6.76%		$1,717,749

Total Investment in Securities (Cost $17,620,345) -167.73%		$42,613,319

Investment in Operating Division-13.18%		$3,348,704

Other Assets-0.40%		$102,278

Total Assets-181.31%		$46,064,301
Total Liabilities – (81.31%)		(20,658,193)
Net Assets-100.00%		$25,406,108

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

At March 31, 2014, the net unrealized appreciation based on cost for financial reporting purposes of $24,992,974 was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost	$25,213,212
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value	(220,238)
Net unrealized appreciation	$24,992,974

Portfolio Analysis

As of March 31, 2014

Percentage of Net Assets
Common Stock
Diversified Banks	0.56%
Regional Banks	0.39%
Communication Services	0.29%
Investment Services	1.35%
Oil & Gas Operations	0.53%
Other Common Stock	0.12%
Electric Utilities	153.76%
Natural Gas Utilities	3.58%
Waste Management	0.39%
Total Common Stock	160.97%

Preferred Stock
Diversified Banks	5.25%
Electric Utilities	1.41%
Insurance	0.10%
Total Preferred Stock	6.76%

Total Investment in Securities	167.73%

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Name of Issuer	Number of Shares in Short Position at 03/31/2014	Value of Short Position at 03/31/2014
Securities Sold Short- (51.23%)
Apple, Inc.	(2,000)	$(1,073,480)
Bank of America Corp.	(5,000)	(86,000)
Best Buy Co. Inc.	(15,900)	(419,919)
Blackberry Limited	(12,000)	(96,960)
Coach, Inc.	(15,000)	(744,900)
First Solar	(8,500)	(593,215)
Gap, Inc.	(5,000)	(200,300)
General Electric Co.	(2,500)	(64,725)
Hewlett Packard Company	(7,400)	(239,464)
Keurig Green Mountain, Inc.	(20,300)	(2,143,477)
Intuitive Surgical, Inc.	(1,700)	(744,583)
KB Home	(3,000)	(50,970)
Netflix, Inc.	(4,000)	(1,408,120)
Pool Corp.	(5,000)	(306,600)
Ralph Lauren Corporation	(2,000)	(321,860)
Simon Property Group Inc.	(24,400)	(4,001,600)
St. Joe Co.	(5,500)	(105,875)
Starbucks Corporation	(3,500)	(256,830)
Toll Brothers Inc.	(1,500)	(53,850)
UBS AG	(5,000)	(103,600)
Total Securities Sold Short (51.23%)		$(13,016,328)

Restricted Cash (b) (50.87%)		12,925,131

Securities borrowed at fair market value, Net of Restricted Cash (0.36%)		$(91,197)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Open Options Written-(5.22%)
Call Options Written- (4.41%)
Advanced Micro Devices, Inc.	(50)	5.00	07/18/2014	$(770)
Apple, Inc.	(5)	595.00	04/18/2014	(55)
Apple, Inc.	(5)	610.00	05/16/2014	(623)
Apple, Inc.	(5)	615.00	05/16/2014	(537)
Best Buy Co. Inc.	(40)	24.00	04/18/2014	(10,025)
Best Buy Co. Inc.	(40)	25.00	04/18/2014	(6,720)
Best Buy Co. Inc.	(40)	26.00	04/18/2014	(3,903)
Best Buy Co. Inc.	(40)	27.00	04/18/2014	(1,919)
Best Buy Co. Inc.	(40)	28.00	04/18/2014	(834)
Entergy Corp.	(50)	67.50	04/18/2014	(2,500)
Entergy Corp.	(40)	62.50	06/20/2014	(17,599)
Entergy Corp.	(50)	65.00	06/20/2014	(12,667)
Entergy Corp.	(40)	67.50	06/20/2014	(5,092)
Entergy Corp.	(90)	70.00	06/20/2014	(3,272)
Entergy Corp.	(38)	67.50	09/19/2014	(5,700)
Entergy Corp.	(40)	70.00	09/19/2014	(3,400)
Entergy Corp.	(25)	65.00	01/16/2015	(8,500)
Entergy Corp.	(50)	70.00	01/16/2015	(6,500)
Exco Resources Inc.	(54)	6.00	06/20/2014	(1,393)
Exco Resources Inc.	(85)	7.00	06/20/2014	(886)
Exelon Corp.	(9)	27.00	04/18/2014	(5,850)
Exelon Corp.	(50)	28.00	04/18/2014	(28,250)
Exelon Corp.	(50)	29.00	04/18/2014	(23,000)
Exelon Corp.	(130)	30.00	04/18/2014	(46,851)
Exelon Corp.	(50)	31.00	04/18/2014	(13,184)
Exelon Corp.	(25)	32.00	04/18/2014	(4,258)
Exelon Corp.	(35)	33.00	04/18/2014	(3,074)
Exelon Corp.	(50)	28.00	07/18/2014	(28,250)
Exelon Corp.	(50)	29.00	07/18/2014	(23,750)
Exelon Corp.	(100)	30.00	07/18/2014	(38,000)
Exelon Corp.	(100)	31.00	07/18/2014	(30,500)
Exelon Corp.	(50)	32.00	07/18/2014	(10,500)
Exelon Corp.	(100)	33.00	07/18/2014	(14,807)
First Niagra Financial Group Inc.	(50)	12.50	07/18/2014	(1,000)
First Solar, Inc.	(40)	35.00	06/20/2014	(139,259)
First Solar, Inc.	(11)	40.00	06/20/2014	(32,841)
FirstEnergy Corp.	(72)	35.00	04/18/2014	(1,440)
FirstEnergy Corp.	(35)	38.00	04/18/2014	(9)
FirstEnergy Corp.	(50)	39.00	04/18/2014	(2)
FirstEnergy Corp.	(50)	41.00	04/18/2014	—
FirstEnergy Corp.	(105)	42.00	04/18/2014	(125)
FirstEnergy Corp.	(45)	36.00	07/18/2014	(2,250)
FirstEnergy Corp.	(30)	38.00	07/18/2014	(600)
FirstEnergy Corp.	(50)	39.00	07/18/2014	(733)
FirstEnergy Corp.	(40)	40.00	07/18/2014	(340)
FirstEnergy Corp.	(30)	41.00	07/18/2014	(141)
FirstEnergy Corp.	(35)	42.00	07/18/2014	(86)
Intuitive Surgical, Inc.	(5)	450.00	04/18/2014	(5,265)
Intuitive Surgical, Inc.	(5)	460.00	04/18/2014	(3,710)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Call Options Written-(4.41%)
National Grid PLC	(30)	65.00	06/20/2014	$(12,150)
Netflix, Inc.	(17)	370.00	04/18/2014	(11,158)
Netflix, Inc.	(10)	380.00	04/18/2014	(4,071)
Netflix, Inc.	(10)	400.00	04/18/2014	(1,434)
Netflix, Inc.	(10)	435.00	04/18/2014	(240)
Netflix, Inc.	(10)	330.00	05/16/2014	(40,614)
Netflix, Inc.	(10)	340.00	05/16/2014	(34,776)
Netflix, Inc.	(10)	350.00	05/16/2014	(29,507)
Netflix, Inc.	(10)	360.00	05/16/2014	(24,806)
Netflix, Inc.	(10)	390.00	05/16/2014	(14,000)
Netflix, Inc.	(10)	400.00	05/16/2014	(11,325)
Netflix, Inc.	(10)	410.00	05/16/2014	(9,115)
Netflix, Inc.	(10)	420.00	05/16/2014	(7,280)
Netflix, Inc.	(10)	430.00	05/16/2014	(5,775)
Netflix, Inc.	(10)	290.00	06/20/2014	(71,390)
Netflix, Inc.	(10)	300.00	06/20/2014	(63,928)
Netflix, Inc.	(10)	310.00	06/20/2014	(56,725)
Netflix, Inc.	(7)	325.00	06/20/2014	(33,046)
Netflix, Inc.	(10)	330.00	06/20/2014	(43,950)
Netflix, Inc.	(10)	340.00	06/20/2014	(38,592)
Netflix, Inc.	(10)	400.00	06/20/2014	(14,650)
Simon Property Group Inc.	(20)	155.00	04/18/2014	(18,765)
Simon Property Group Inc.	(20)	160.00	04/18/2014	(9,691)
Simon Property Group Inc.	(10)	170.00	04/18/2014	(276)
Simon Property Group Inc.	(20)	160.00	05/16/2014	(11,589)
United States Natural Gas Fund, LLP	(56)	27.00	04/18/2014	(336)
Veolia Environment SA	(50)	22.50	04/18/2014	(500)
Total Call Options Written				$(1,120,659)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(0.81%)
Abercrombie & Fitch Co.	(50)	37.00	04/18/2014	$(2,453)
Apple, Inc.	(5)	420.00	04/18/2014	—
Apple, Inc.	(15)	495.00	04/18/2014	(600)
Apple, Inc.	(5)	475.00	05/16/2014	(1,149)
Apple, Inc.	(5)	495.00	05/16/2014	(2,465)
Bank of America Corp.	(25)	13.00	04/18/2014	—
Bank of America Corp.	(50)	14.00	04/18/2014	(4)
Bank of America Corp.	(150)	15.00	04/18/2014	(175)
Bank of America Corp.	(100)	10.00	05/16/2014	—
Bank of America Corp.	(150)	12.00	05/16/2014	(1)
Bank of America Corp.	(50)	13.00	05/16/2014	(9)
Bank of America Corp.	(50)	14.00	05/16/2014	(75)
Bank of America Corp.	(100)	15.00	05/16/2014	(600)
Bank of America Corp.	(50)	12.00	08/15/2014	(200)
Bank of America Corp.	(150)	13.00	08/15/2014	(1,064)
Bank of America Corp.	(150)	14.00	08/15/2014	(2,065)
Bank of America Corp.	(100)	15.00	08/15/2014	(2,573)
Bank of America Corp.	(50)	7.00	01/16/2015	(84)
Bank of America Corp.	(200)	10.00	01/16/2015	(1,597)
Bank of America Corp.	(100)	12.00	01/16/2015	(1,963)
Bank of New York Corporation	(50)	20.00	01/16/2015	(738)
Best Buy Co. Inc.	(40)	23.00	04/18/2014	(333)
Best Buy Co. Inc.	(50)	25.00	04/18/2014	(1,308)
Best Buy Co. Inc.	(65)	23.00	06/20/2014	(4,929)
Best Buy Co. Inc.	(15)	24.00	06/20/2014	(1,549)
BlackBerry Limited	(80)	9.00	04/18/2014	(8,468)
BlackBerry Limited	(40)	9.00	05/16/2014	(5,105)
BlackBerry Limited	(20)	6.00	06/20/2014	(334)
BlackBerry Limited	(30)	7.00	06/20/2014	(1,267)
BP PLC	(50)	30.00	01/16/2015	(811)
Citigroup, Inc.	(100)	25.00	01/16/2015	(774)
Coach, Inc.	(50)	45.00	04/18/2014	(195)
Coach, Inc.	(20)	46.00	04/18/2014	(200)
Coach, Inc.	(20)	35.00	05/16/2014	(9)
Coach, Inc.	(35)	40.00	05/16/2014	(364)
Coach, Inc.	(70)	45.00	05/16/2014	(3,550)
Consolidated Edison, Inc.	(30)	42.50	08/15/2014	(297)
Consolidated Edison, Inc.	(50)	40.00	01/16/2015	(1,506)
Entergy Corp.	(30)	62.50	05/16/2014	(1,115)
Entergy Corp.	(70)	55.00	06/20/2014	(1,062)
Entergy Corp.	(100)	60.00	06/20/2014	(3,266)
Entergy Corp.	(50)	62.50	06/20/2014	(3,155)
Entergy Corp.	(50)	55.00	09/19/2014	(1,625)
Entergy Corp.	(20)	50.00	01/16/2015	(742)
Exco Resources Inc.	(100)	5.00	06/20/2014	(2,493)
Exco Resources Inc.	(120)	7.00	06/20/2014	(19,317)
Exelon Corp.	(40)	24.00	04/18/2014	—
Exelon Corp.	(40)	29.00	05/16/2014	(401)
Exelon Corp.	(50)	28.00	07/18/2014	(727)
Exelon Corp.	(25)	29.00	07/18/2014	(577)
Exelon Corp.	(18)	31.00	07/18/2014	(1,001)
Exelon Corp.	(15)	32.00	07/18/2014	(1,236)
First Solar, Inc.	(15)	40.00	04/18/2014	(68)
First Solar, Inc.	(30)	25.00	06/20/2014	(165)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(0.81%)
First Solar, Inc.	(40)	40.00	06/20/2014	$(786)
Gap, Inc.	(50)	30.00	06/20/2014	(375)
General Electric Co.	(50)	18.00	06/20/2014	(88)
General Electric Co.	(40)	20.00	09/19/2014	(500)
General Motors Company	(40)	23.00	06/20/2014	(246)
Hewlett Packard Company	(50)	18.00	05/16/2014	—
Hewlett Packard Company	(50)	19.00	05/16/2014	—
Hewlett Packard Company	(30)	20.00	05/16/2014	—
Hewlett Packard Company	(35)	22.00	05/16/2014	(8)
Hewlett Packard Company	(35)	26.00	05/16/2014	(210)
Hewlett Packard Company	(20)	20.00	08/15/2014	(146)
Hewlett Packard Company	(20)	24.00	08/15/2014	(508)
Hewlett Packard Company	(20)	25.00	08/15/2014	(688)
Intuitive Surgical, Inc.	(4)	360.00	05/16/2014	(1,415)
Intuitive Surgical, Inc.	(6)	380.00	05/16/2014	(3,822)
Intuitive Surgical, Inc.	(6)	390.00	05/16/2014	(4,871)
KB Home	(25)	12.00	04/18/2014	—
KB Home	(30)	15.00	04/18/2014	(150)
Keurig Green Mountain, Inc.	(75)	80.00	04/18/2014	(1,200)
Keurig Green Mountain, Inc.	(30)	85.00	04/18/2014	(270)
Keurig Green Mountain, Inc.	(45)	90.00	04/18/2014	(1,215)
Keurig Green Mountain, Inc.	(40)	80.00	05/16/2014	(4,640)
Keurig Green Mountain, Inc.	(15)	35.00	06/20/2014	(6)
Keurig Green Mountain, Inc.	(50)	40.00	06/20/2014	(300)
Microsoft Corporation	(30)	30.00	07/18/2014	(193)
National Grid PLC	(50)	65.00	06/20/2014	(5,250)
National Grid PLC	(85)	60.00	09/19/2014	(5,386)
National Grid PLC	(25)	65.00	09/19/2014	(4,650)
Netflix, Inc.	(10)	350.00	04/18/2014	(12,918)
Netflix, Inc.	(10)	360.00	04/18/2014	(18,241)
Netflix, Inc.	(10)	280.00	05/16/2014	(5,623)
Netflix, Inc.	(10)	300.00	05/16/2014	(9,487)
Newmont Mining Corporation	(35)	24.00	04/18/2014	(3,476)
Newmont Mining Corporation	(30)	20.00	06/20/2014	(1,029)
Newmont Mining Corporation	(25)	23.00	06/20/2014	(3,091)
Newmont Mining Corporation	(25)	20.00	09/19/2014	(1,954)
Newmont Mining Corporation	(30)	22.00	09/19/2014	(4,338)
Newmont Mining Corporation	(30)	24.00	09/19/2014	(7,331)
Newmont Mining Corporation	(35)	20.00	01/16/2015	(4,480)
Pool Corp.	(25)	40.00	04/18/2014	(4,750)
Ralph Lauren Corporation	(15)	130.00	04/18/2014	—
Simon Property Group Inc.	(20)	115.00	04/18/2014	(50)
Simon Property Group Inc.	(10)	120.00	04/18/2014	(50)
Simon Property Group Inc.	(10)	125.00	04/18/2014	(50)
Simon Property Group Inc.	(10)	130.00	04/18/2014	(80)
Simon Property Group Inc.	(50)	150.00	04/18/2014	(550)
Simon Property Group Inc.	(20)	140.00	05/16/2014	(328)
Simon Property Group Inc.	(20)	145.00	05/16/2014	(518)
Simon Property Group Inc.	(15)	150.00	05/16/2014	(785)
Simon Property Group Inc.	(10)	110.00	07/18/2014	(110)
St. Joe Co.	(55)	18.00	05/16/2014	(1,925)
Starbucks Corporation	(25)	50.00	04/18/2014	—
Starbucks Corporation	(35)	50.00	07/18/2014	(262)
Toll Brothers Inc.	(30)	20.00	06/20/2014	(7)

Daxor Corporation
Schedule of Investments (Continued)
March 31, 2014 (Unaudited)

Name of Issuer	Number of Contracts	Exercise Price	Expiration Date	Value
Put Options Written-(0.81%)
UBS AG	(10)	16.00	06/20/2014	$(100)
Verizon Communications, Inc.	(50)	35.00	04/18/2014	—
Verizon Communications, Inc.	(40)	35.00	07/18/2014	(217)
Total Put Options Written				$(204,437)

Total Call and Put Options Written-(Premium Received)-(5.22%)				$(1,325,096)

Margin loans payable-(73.57%) (c)				$(18,691,361)

Deferred income taxes, net – (1.81%)				$(460,273)

Other Liabilities-(0.71%)				$(181,463)

Total Liabilities –(81.31)%				$(20,658,193)

Daxor Corporation

Schedule of Investments (Continued)

March 31, 2014 (Unaudited)

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in securities traded on national securities exchanges are valued at the last reported sales price on the last day of the reporting period. Securities traded on the over the counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and ask prices.

The following tables summarize the inputs used as of March 31, 2014 for the Corporation’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$40,895,570	$—	$—	$40,895,570
Preferred Stocks	1,717,749	—	—	1,717,749
Investment in Operating Division	—	—	3,348,704	3,348,704
Total	$42,613,319	$—	$3,348,704	$45,962,023

Liabilities	Level 1	Level 2	Level 3	Total
Margin Loans	$18,691,361	$—	$—	$18,691,361
Call and Put Options	$1,325,096	$—	$—	$1,325,096

The Company’s Level 3 assets consist of its investment in its Operating Division. Since it’s inception, the Operating Division has not generated significant revenue and has incurred substantial operating losses. Due to these substantial losses, the Operating Division has been completely dependent on funding from the Company to sustain its operations.

As such, the Company has determined that the value of the Operating Division approximates the net book value of certain property and equipment reduced by the remaining mortgage balance on such property and equipment. The property and equipment consist of land, buildings and laboratory equipment located in Oak Ridge, Tennessee.

* Refer to the Schedule of Investments for industry classifications for common and preferred stock.

(a) Non-income producing investment.

(b) Restricted cash held by Company’s brokers to satisfy margin requirements.

(c) Short-Term debt due to brokers secured by the Company’s investments in marketable securities.

Securities valuation policies and other investment related disclosures will be incorporated by reference to the semi-annual and annual reports to be filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daxor Corporation

By (Signature and Title)	/s/ Joseph Feldschuh
BY: Joseph Feldschuh
ITS: President
(Chief Executive Officer/Chairman of the Board of Directors/Principal Executive Officer)

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Frankel
BY: David Frankel
ITS: Chief Financial Officer
(Principal Financial Officer/Principal Accounting Officer/Chief Compliance Officer)

Date: May 23, 2014